Schedule of Investments (unaudited) July 31, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$2,290	$2,302,824

Aerospace & Defense — 0.7%
Boeing Co. (The)
2.30%, 08/01/21(a)	2,500	2,500,000
2.35%, 10/30/21(a)	3,873	3,890,932
8.75%, 08/15/21	14	14,037
Lockheed Martin Corp., 3.35%, 09/15/21(a)	2,644	2,653,598
		9,058,567
Agriculture — 0.3%
Philip Morris International Inc., 2.90%, 11/15/21(a)	4,099	4,130,726

Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.70%, 09/09/21(a)	6,818	6,827,613
3.38%, 12/10/21(a)	2,342	2,368,441
General Motors Financial Co. Inc.
4.20%, 11/06/21	36,092	36,453,281
4.38%, 09/25/21(a)	7,722	7,767,174
PACCAR Financial Corp., 3.15%, 08/09/21.	1,133	1,133,567
Toyota Motor Credit Corp.
1.80%, 10/07/21(a)	1,600	1,604,608
3.40%, 09/15/21(a)	7,879	7,908,546
		64,063,230
Banks — 26.5%
Australia & New Zealand Banking Group Ltd./New York NY, 2.55%, 11/23/21(a)	4,485	4,517,830
Bank of Montreal, 1.90%, 08/27/21	19,955	19,978,148
Bank of New York Mellon Corp. (The), 3.55%, 09/23/21 (Call 08/23/21)(a)	4,640	4,648,584
Barclays PLC, 3.20%, 08/10/21(a)	15,791	15,800,001
BPCE SA, 2.75%, 12/02/21(a)	19,462	19,629,762
Capital One N.A., 2.25%, 09/13/21 (Call 08/30/21)	1,725	1,727,605
Citigroup Inc.
2.35%, 08/02/21(a)	15,990	15,990,000
2.90%, 12/08/21 (Call 11/08/21)(a)	37,383	37,647,298
Credit Suisse AG/New York NY
2.10%, 11/12/21	21,188	21,301,356
3.00%, 10/29/21	32,844	33,065,369
Deutsche Bank AG/New York NY, 4.25%, 10/14/21(a)	36,457	36,733,344
Fifth Third Bank NA, 2.88%, 10/01/21 (Call 09/01/21)(a)	2,994	3,000,228
JPMorgan Chase & Co., 4.35%, 08/15/21(a)	10,647	10,661,693
KeyBank N.A./Cleveland OH, 2.50%, 11/22/21(a)	4,466	4,497,083
Mitsubishi UFJ Financial Group Inc., 2.19%, 09/13/21	16,168	16,203,570
Mizuho Financial Group Inc., 2.27%, 09/13/21(a)	8,046	8,064,747
Morgan Stanley, 2.63%, 11/17/21(a)	35,915	36,165,687
National Australia Bank Ltd./New York
3.38%, 09/20/21(a)	4,906	4,926,409
3.70%, 11/04/21(a)	2,887	2,912,723
Northern Trust Corp., 3.38%, 08/23/21(a)	942	943,658
PNC Bank N.A., 2.55%, 12/09/21 (Call 11/09/21)(a)	5,285	5,317,714
PNC Financial Services Group Inc. (The), 3.25%, 09/03/21 (Call 08/04/21)	175	175,000
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	10,800	10,907,676
Santander UK Group Holdings PLC, 2.88%, 08/05/21	8,312	8,313,164
Santander UK PLC, 3.75%, 11/15/21(a)	1,688	1,704,897

	Par
Security	(000)	Value

Banks (continued)
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21(a)	$4,152	$4,159,930
Sumitomo Mitsui Financial Group Inc., 2.44%, 10/19/21(a)	10,718	10,770,089
Svenska Handelsbanken AB, 1.88%, 09/07/21(a)	3,354	3,359,433
Truist Financial Corp., 3.20%, 09/03/21 (Call 08/03/21)	3,994	3,994,000
U.S. Bank N.A./Cincinnati OH, 3.45%, 11/16/21 (Call 10/15/21)(a)	4,375	4,403,963
US Bancorp., 3.25%, 09/17/21 (Call 08/17/21)	100	100,118
Wells Fargo Bank N.A., 3.63%, 10/22/21 (Call 09/21/21)	7,297	7,330,055
Westpac Banking Corp., 2.00%, 08/19/21(a)	8,919	8,926,135
		367,877,269
Beverages — 0.4%
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	3,621	3,626,142
3.00%, 08/25/21	2,389	2,393,133
		6,019,275
Biotechnology — 0.8%
Gilead Sciences Inc., 4.40%, 12/01/21 (Call 09/01/21)(a)	11,178	11,214,440

Chemicals — 2.6%
Air Products and Chemicals Inc., 3.00%, 11/03/21(a)	1,214	1,222,534
Eastman Chemical Co., 3.50%, 12/01/21	27,255	27,540,360
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	7,125	7,132,624
		35,895,518
Commercial Services — 0.4%
Equifax Inc., 3.60%, 08/15/21	5,917	5,923,509

Computers — 0.3%
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)(a)	4,712	4,725,712

Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The), 1.70%, 11/03/21(a)	3,378	3,391,005

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	3,008	3,008,000
American Express Co., 3.70%, 11/05/21 (Call 10/05/21)(a)	8,256	8,305,536
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)(a)	2,377	2,386,318
		13,699,854
Electric — 5.9%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21(a)	5,639	5,702,382
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	3,225	3,228,418
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 08/30/21)(a)	978	980,347
Dominion Energy Inc., 2.72%, 08/15/21(b)	13,006	13,016,275
Duke Energy Corp., 1.80%, 09/01/21 (Call 08/01/21)(a)	3,198	3,198,000
Duke Energy Florida LLC, 3.10%, 08/15/21(a)	755	755,717
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 08/30/21)	1,529	1,532,196
NextEra Energy Capital Holdings Inc., 2.40%, 09/01/21.	20,273	20,307,869
Ohio Power Co., Series M, 5.38%, 10/01/21(a)	5,509	5,554,174
PECO Energy Co., 1.70%, 09/15/21 (Call 08/30/21)(a)	686	686,659
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)(a)	8,141	8,169,412
Puget Energy Inc., 6.00%, 09/01/21(a)	4,943	4,963,464
San Diego Gas & Electric Co., 3.00%, 08/15/21(a)	1,248	1,249,111
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	11,579	11,652,411

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Wisconsin Public Service Corp., 3.35%, 11/21/21(a)	$1,503	$1,516,858
		82,513,293
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)(a)	2,046	2,058,133

Electronics — 0.5%
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)(a)	6,889	6,907,463

Food — 1.1%
General Mills Inc., 3.15%, 12/15/21 (Call 09/15/21)(a)	6,043	6,063,123
JM Smucker Co. (The), 3.50%, 10/15/21(a)	7,021	7,065,864
Kroger Co. (The), 2.95%, 11/01/21 (Call 10/01/21)(a)	2,612	2,623,415
		15,752,402
Health Care - Products — 0.1%
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)(a)	1,440	1,443,298

Health Care - Services — 0.4%
UnitedHealth Group Inc.
2.88%, 12/15/21(a)	3,490	3,524,167
3.38%, 11/15/21 (Call 08/30/21)(a)	1,581	1,584,731
		5,108,898
Household Products & Wares — 0.1%
Clorox Co. (The), 3.80%, 11/15/21(a)	794	801,948

Insurance — 0.6%
Berkshire Hathaway Inc., 3.75%, 08/15/21(a)	1,118	1,119,319
Progressive Corp. (The), 3.75%, 08/23/21(a)	2,176	2,180,178
Prudential Financial Inc., 4.50%, 11/16/21(a)	2,515	2,544,476
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	2,508	2,510,583
		8,354,556
Internet — 1.3%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)(a)	13,845	13,900,380
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)(a)	4,526	4,550,667
		18,451,047
Lodging — 0.2%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 08/09/21)	2,235	2,236,006

Machinery — 1.6%
Caterpillar Financial Services Corp.
1.70%, 08/09/21(a)	2,593	2,593,674
1.93%, 10/01/21	3,698	3,708,798
3.15%, 09/07/21	6,626	6,645,149
CNH Industrial Capital LLC, 3.88%, 10/15/21(a)	1,544	1,554,468
John Deere Capital Corp.
3.13%, 09/10/21	2,127	2,133,530
3.15%, 10/15/21	2,038	2,050,208
Xylem Inc., 4.88%, 10/01/21(a)	2,896	2,916,185
		21,602,012
Manufacturing — 0.1%
General Electric Co., 4.65%, 10/17/21	1,250	1,261,388

Media — 0.5%
TWDC Enterprises 18 Corp., 2.75%, 08/16/21	6,765	6,771,291

Mining — 0.2%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(a)	2,045	2,063,691

	Par
Security	(000)	Value

Oil & Gas — 3.0%
BP Capital Markets America Inc., 2.11%, 09/16/21 (Call 08/30/21)(a)	$3,501	$3,505,831
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	20,426	20,447,039
Shell International Finance BV, 1.75%, 09/12/21(a)	15,639	15,666,055
Suncor Energy Inc., 9.25%, 10/15/21	230	234,060
TotalEnergies Capital SA, 4.25%, 12/15/21(a)	2,089	2,120,293
		41,973,278
Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	2,679	2,681,465

Pharmaceuticals — 5.3%
AbbVie Inc.
2.15%, 11/19/21(a)	33,693	33,883,702
3.38%, 11/14/21	14,552	14,680,349
5.00%, 12/15/21 (Call 09/16/21)(a)	7,302	7,341,796
Bristol-Myers Squibb Co., 2.25%, 08/15/21.	1,908	1,909,335
Johnson & Johnson, 2.45%, 12/05/21(a)	1,434	1,445,099
Pfizer Inc.
2.20%, 12/15/21(a)	10,356	10,432,220
3.00%, 09/15/21(a)	2,924	2,933,708
Zoetis Inc., 3.25%, 08/20/21	1,024	1,025,434
		73,651,643
Pipelines — 0.5%
ANR Pipeline Co., 9.63%, 11/01/21	40	40,889
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	2,137	2,139,650
7.88%, 09/01/21	5,235	5,265,101
		7,445,640
Real Estate Investment Trusts — 0.4%
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)(a)	5,640	5,668,313

Retail — 1.1%
Lowe's Companies Inc., 3.80%, 11/15/21 (Call 08/30/21)(a)	3,375	3,383,944
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)(a)	11,595	11,637,437
		15,021,381
Savings & Loans — 0.1%
First Niagara Financial Group Inc., 7.25%, 12/15/21(a)	1,073	1,099,653

Semiconductors — 1.8%
Analog Devices Inc., 2.50%, 12/05/21 (Call 11/05/21)	13,971	14,050,495
Intel Corp., 3.30%, 10/01/21(a)	7,233	7,269,672
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(a)	4,203	4,206,068
		25,526,235
Software — 4.4%
Oracle Corp., 1.90%, 09/15/21 (Call 08/30/21)(a)	55,302	55,369,468
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)(a)	5,820	5,861,613
		61,231,081
Telecommunications — 0.7%
Cisco Systems Inc., 1.85%, 09/20/21 (Call 08/20/21)(a)	9,970	9,977,876

Transportation — 0.7%
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)(a)	3,432	3,442,742
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)(a)	4,461	4,471,305

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Transportation (continued)
Ryder System Inc., 3.45%, 11/15/21 (Call 08/16/21)	$1,490	$1,497,525
		9,411,572

Total Corporate Bonds & Notes — 68.9%
(Cost: $956,404,895)		957,315,492

Short-Term Investments

Money Market Funds — 34.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	41,139	41,159,196
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	431,068	431,068,000
		472,227,196
Total Short-Term Investments — 34.0%
(Cost: $472,180,033)		472,227,196

Total Investments in Securities — 102.9%
(Cost: $1,428,584,928)		1,429,542,688

Other Assets, Less Liabilities — (2.9)%		(40,413,841)

Net Assets — 100.0%		$1,389,128,847

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,147,141	$—		$(35,973,343	)(a)	$(11,989)	$(2,613)	$41,159,196	41,139	$112,409	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	95,658,000	335,410,000	(a)	—		—	—	431,068,000	431,068	32,160		—
						$(11,989)	$(2,613)	$472,227,196		$144,569		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held

Schedule of Investments (unaudited) (continued) July 31, 2021	iShares® iBonds® Dec 2021 Term Corporate ETF

Fair Value Measurements (continued)

companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$957,315,492	$—	$957,315,492
Money Market Funds	472,227,196	—	—	472,227,196
	$472,227,196	$957,315,492	$—	$1,429,542,688

4